Schedule of Investments ─ NYLIM MacKay Muni Short Duration ETF (formerly, NYLI MacKay Muni Short Duration ETF)

July 31, 2026 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 97.4%

Corporate Bonds — 2.5%
Lifespan Corp.
Series 2025
5.050%, due 2/15/30	$500,000	$500,651
Toledo Hospital (The)
Series B
5.325%, due 11/15/28	750,000	750,237
Toll Road Investors Partnership II LP
7.050%, due 2/15/29(a)	500,000	420,378
7.530%, due 2/15/32(a)	400,000	267,444
		1,938,710
Total Corporate Bonds
(Cost $1,971,254)		1,938,710

Municipal Bonds — 94.9%

Alabama — 7.3%
Black Belt Energy Gas District, Revenue Bonds
4.000%, due 10/1/52(b)(c)	100,000	100,768
Series 1
5.000%, due 12/1/31	500,000	519,852
Series A
5.000%, due 12/1/29	500,000	516,942
Series G
5.000%, due 6/1/31	1,000,000	1,043,614
Series J
5.000%, due 11/1/27	850,000	865,073
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
4.000%, due 11/1/51(b)(c)	400,000	403,643
Series C
5.000%, due 5/1/55(b)(c)	405,000	427,123
Series E
5.000%, due 10/1/30	1,000,000	1,059,981
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AG
5.000%, due 10/1/27	750,000	763,838
		5,700,834
Alaska — 0.5%
Alaska Municipal Bond Bank Authority, Revenue Bonds
Series A
5.500%, due 10/1/42	350,000	356,849

Arizona — 2.8%
Industrial Development Authority of the City of Phoenix Arizona (The), Revenue Bonds
Series A
2.800%, due 11/15/52(b)(c)	700,000	700,000
Maricopa County Industrial Development Authority, Revenue Bonds
4.375%, due 5/1/33	500,000	486,490
Tempe Industrial Development Authority, Revenue Bonds
Series 2
3.500%, due 12/1/30	1,000,000	988,774
		2,175,264
	Principal Amount	Value
Municipal Bonds (continued)

Arkansas — 1.3%
Arkansas Development Finance Authority, Revenue Bonds
Series A
4.000%, due 9/1/46(b)(c)	$1,000,000	$996,523

California — 7.6%
California Community Choice Financing Authority, Revenue Bonds
5.000%, due 7/1/53(b)(c)	420,000	435,321
5.250%, due 1/1/54(b)(c)	555,000	581,720
Series F
5.000%, due 11/1/33	750,000	793,947
California Municipal Finance Authority, Revenue Bonds
5.000%, due 9/1/29	150,000	155,362
5.000%, due 9/1/30	175,000	182,066
5.000%, due 9/1/31	185,000	192,885
Series A
2.950%, due 1/1/56(b)(c)	500,000	498,132
5.000%, due 12/1/27	100,000	101,666
California Public Finance Authority, Revenue Bonds
Series A Insured: AG
5.400%, due 11/15/31	500,000	504,930
California Statewide Communities Development Authority, Revenue Bonds
Insured: AG
2.148%, due 11/15/30	500,000	486,914
California Statewide Communities Development Authority, Special Assessment
Series C
4.000%, due 9/2/29	250,000	251,680
City of San Jose CA, Revenue Bonds
Series A
3.050%, due 5/1/66(b)(c)	1,000,000	991,485
Los Angeles Department of Water & Power, Revenue Bonds
Series B
5.000%, due 7/1/30	200,000	213,690
State of California, General Obligation Bonds
4.875%, due 9/1/30	500,000	506,434
		5,896,232
Colorado — 3.0%
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation Bonds
Insured: ST AID WITHHLDG
5.500%, due 12/1/26	300,000	302,861
Colorado Health Facilities Authority, Revenue Bonds
Series A
5.000%, due 11/15/29	1,000,000	1,050,528
5.000%, due 11/15/60(b)(c)	250,000	268,494
Southglenn Metropolitan District, General Obligation Bonds
5.000%, due 12/1/30	755,000	755,035
		2,376,918

Schedule of Investments ─ NYLIM MacKay Muni Short Duration ETF (formerly, NYLI MacKay Muni Short Duration ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Florida — 3.3%
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
5.000%, due 10/1/31	$725,000	$774,588
County of Miami-Dade Seaport Department, Revenue Bonds
Series A
5.000%, due 10/1/30	450,000	475,364
Currents Community Development District, Special Assessment
Series A
3.500%, due 5/1/30	235,000	229,194
Epperson North Community Development District, Special Assessment
Series A
3.100%, due 11/1/31	250,000	234,917
Northlake Stewardship District, Special Assessment
4.100%, due 5/1/31	325,000	320,795
Village Community Development District No 13, Special Assessment
2.550%, due 5/1/31	250,000	236,085
Village Community Development District No 15, Special Assessment
4.250%, due 5/1/28	285,000	287,470
		2,558,413
Georgia — 7.3%
Atlanta Development Authority (The), Revenue Bonds
Series B
8.125%, due 7/1/30	1,000,000	970,704
Atlanta Urban Residential Finance Authority, Revenue Bonds
3.200%, due 5/1/29(b)(c)	1,000,000	999,970
Development Authority of Cobb County (The), Revenue Bonds
Series C
5.000%, due 6/15/27	150,000	152,004
5.000%, due 6/15/28	200,000	205,374
5.000%, due 6/15/29	250,000	258,997
Fulton County Residential Care Facilities for the Elderly Authority, Revenue Bonds
5.000%, due 7/1/31	1,000,000	1,000,745
Main Street Energy, Inc., Revenue Bonds
Series D
5.000%, due 12/1/33	500,000	519,084
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.000%, due 5/1/52(b)(c)	150,000	150,765
Series D
5.000%, due 5/1/54(b)(c)	1,000,000	1,040,796
Series E
5.000%, due 5/1/55(b)(c)	400,000	416,853
		5,715,292
	Principal Amount	Value
Municipal Bonds (continued)

Guam — 0.9%
Port Authority of Guam, Revenue Bonds
Series B
5.000%, due 7/1/29	$200,000	$204,282
5.000%, due 7/1/30	200,000	203,928
Territory of Guam, Revenue Bonds
Series F
5.000%, due 1/1/29	315,000	326,215
		734,425
Hawaii — 0.6%
Kauai County Community Facilities District, Special Tax
4.000%, due 5/15/30	470,000	474,847

Illinois — 4.1%
City of Chicago IL, General Obligation Bonds
Series A
5.879%, due 1/1/31	250,000	250,038
Illinois Finance Authority, Revenue Bonds
5.000%, due 10/1/31	500,000	522,565
Knox County Community Unit School District No 202 Knoxville, General Obligation Bonds
Insured: AG
5.000%, due 12/1/26	190,000	191,133
Sales Tax Securitization Corp., Revenue Bonds
Series A
5.000%, due 1/1/28	465,000	478,775
State of Illinois, General Obligation Bonds
Series D
5.000%, due 11/1/27	500,000	512,692
Village of Pingree Grove IL, Special Tax
Insured: BAM
3.500%, due 3/1/31	1,250,000	1,226,881
		3,182,084
Indiana — 2.9%
Center Grove Community School Corp., General Obligation Bonds
Insured: ST AID INTERCEPT
5.000%, due 1/1/27	250,000	251,647
Indiana Finance Authority, Revenue Bonds
Series 1
5.000%, due 10/1/64(b)(c)	250,000	262,996
Series C
3.000%, due 11/1/30	225,000	218,659
Indiana Housing & Community Development Authority, Revenue Bonds
Series B Insured: GNMA/FNMA/FHLMC
1.800%, due 7/1/32	200,000	171,643
Series B2 Insured: GNMA/FNMA/FHLMC
4.000%, due 1/1/28	100,000	100,540

Schedule of Investments ─ NYLIM MacKay Muni Short Duration ETF (formerly, NYLI MacKay Muni Short Duration ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Indiana (continued)
Indiana Secondary Market for Education Loans, Inc., Revenue Bonds
Series 1A
5.000%, due 6/1/28	$400,000	$408,117
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series B2
5.000%, due 1/1/28	450,000	461,129
New Palestine Community Schools, General Obligation Bonds
Insured: ST AID INTERCEPT
5.000%, due 1/15/27	350,000	353,160
		2,227,891
Iowa — 1.5%
Crawford County Memorial Hospital, Inc., Revenue Bonds
5.000%, due 6/15/27	700,000	701,652
Kirkwood Community College, General Obligation Bonds
3.000%, due 6/1/32	500,000	480,473
		1,182,125
Kansas — 0.6%
County of Johnson KS, General Obligation Bonds
Series A
2.000%, due 9/1/31	500,000	449,425

Kentucky — 3.1%
City of Henderson KY, Revenue Bonds
3.700%, due 1/1/32	500,000	498,556
Kentucky Higher Education Student Loan Corp., Revenue Bonds
Series 2
5.255%, due 6/1/28	500,000	503,558
Kentucky Housing Corp., Revenue Bonds
Series D Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/55	440,000	460,204
Kentucky Public Energy Authority, Revenue Bonds
Series A
5.250%, due 6/1/55(b)(c)	400,000	420,593
Series C
4.000%, due 2/1/50(b)(c)	500,000	503,685
		2,386,596
Louisiana — 0.6%
Louisiana Public Facilities Authority, Revenue Bonds
Series B
5.000%, due 5/15/30	450,000	476,249

Michigan — 1.8%
City of Muskegon Heights MI Water Supply System Revenue, Revenue Bonds
Insured: NATL
4.500%, due 11/1/30	285,000	284,921
	Principal Amount	Value
Municipal Bonds (continued)

Michigan (continued)
Michigan Finance Authority, Revenue Bonds
Series A
3.267%, due 6/1/39	$110,000	$103,208
Series MI
3.010%, (Municipal Swap Index + 0.85%), due 12/1/39(c)	1,000,000	1,000,061
		1,388,190
Minnesota — 1.6%
City of Mankato MN, General Obligation Bonds
Series A
2.125%, due 2/1/27	500,000	497,232
County of Washington MN, General Obligation Bonds
Series A
2.100%, due 2/1/27	500,000	497,692
Robbinsdale Independent School District No 281, General Obligation Bonds
Series C Insured: SD CRED PROG
2.000%, due 2/1/28	250,000	244,063
		1,238,987
Missouri — 1.7%
Kansas City Land Clearance Redevelopment Authority, Tax Allocation
Series B
4.375%, due 2/1/31	275,000	273,239
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series A
5.000%, due 1/1/30	1,000,000	1,068,642
		1,341,881
Montana — 0.1%
City of Forsyth MT, Revenue Bonds
Series A
3.875%, due 10/1/32	100,000	100,402

Nevada — 0.2%
Sparks Tourism Improvement District No 1, Revenue Bonds
3.875%, due 6/15/28	140,000	140,398

New Hampshire — 2.6%
New Hampshire Business Finance Authority, Revenue Bonds
4.000%, due 1/1/30	280,000	281,178
5.875%, due 12/15/33	250,000	248,481
Series A
4.000%, due 12/1/28	1,000,000	1,007,429
New Hampshire Housing Finance Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/56	435,000	486,310
		2,023,398

Schedule of Investments ─ NYLIM MacKay Muni Short Duration ETF (formerly, NYLI MacKay Muni Short Duration ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey — 3.0%
New Jersey Economic Development Authority, Revenue Bonds
Series A
5.000%, due 1/1/30	$500,000	$501,409
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series 1B
5.000%, due 12/1/27	500,000	511,400
Series A
5.000%, due 12/1/30	600,000	633,537
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A
3.290%, due 12/15/29(a)	500,000	447,914
Salem County Pollution Control Financing Authority, Revenue Bonds
2.250%, due 6/1/29	250,000	238,673
		2,332,933
New Mexico — 0.5%
Albuquerque Municipal School District No 12, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
5.000%, due 8/1/31	250,000	271,573
New Mexico Mortgage Finance Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
3.450%, due 9/1/32	100,000	96,204
		367,777
New York — 4.9%
City of New York NY, General Obligation Bonds
Series 1
5.000%, due 8/1/31	250,000	269,880
Fallsburg Central School District, General Obligation Bonds
Insured: BAM
2.000%, due 6/15/32	400,000	345,848
New York City Housing Development Corp., Revenue Bonds
Series 2024-8SPR A
5.458%, due 12/15/31	1,000,000	1,003,122
New York Energy Finance Development Corp., Revenue Bonds
5.000%, due 7/1/56(b)(c)	600,000	610,054
New York Power Authority, Revenue Bonds
Series A Insured: AG
5.749%, due 11/15/33	250,000	260,665
New York State Energy Research & Development Authority, Revenue Bonds
Series A
5.822%, due 4/1/28	500,000	499,654
Trust for Cultural Resources of The City of New York (The), Revenue Bonds
Series A
5.000%, due 12/1/32	500,000	551,387
	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
West Athens Lime Street Fire District, G.O. Unltd Notes
4.250%, due 9/3/26	$250,000	$250,130
		3,790,740
North Carolina — 2.2%
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/56	445,000	497,617
North Carolina Medical Care Commission, Revenue Bonds
3.450%, due 11/1/30	500,000	490,556
Series 1
3.750%, due 10/1/30	200,000	199,889
Series 3
3.350%, due 1/1/31	500,000	496,497
		1,684,559
North Dakota — 0.4%
City of Grand Forks ND, General Obligation Bonds
Series A
2.250%, due 12/1/28	215,000	209,313
Series B
2.500%, due 12/1/28	100,000	97,909
		307,222
Ohio — 4.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series 2
5.000%, due 6/1/32	1,000,000	1,068,263
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/28	500,000	524,637
Ohio Air Quality Development Authority, Revenue Bonds
3.250%, due 9/1/29	465,000	460,112
Ohio Housing Finance Agency, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/57	500,000	555,212
State of Ohio, General Obligation Bonds
Series A
3.000%, due 3/1/29	865,000	867,136
		3,475,360
Oregon — 0.6%
City of Redmond OR, General Obligation Bonds
Series A
5.000%, due 6/1/30	450,000	474,798

Pennsylvania — 4.7%
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Series 2
3.050%, due 4/1/49(b)(c)	1,500,000	1,499,129
Series B
5.000%, due 6/15/31	835,000	893,799

Schedule of Investments ─ NYLIM MacKay Muni Short Duration ETF (formerly, NYLI MacKay Muni Short Duration ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Pennsylvania Higher Education Assistance Agency, Revenue Bonds
Series 1A
5.000%, due 6/1/30	$450,000	$469,233
West Cornwall Township Municipal Authority, Revenue Bonds
Series B
3.700%, due 11/15/29	770,000	769,606
		3,631,767
Puerto Rico — 0.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A1
3.610%, due 7/1/33(a)	500,000	390,257

Rhode Island — 0.8%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AG
5.000%, due 7/1/29	75,000	78,171
5.000%, due 7/1/30	100,000	105,225
5.000%, due 7/1/31	200,000	211,364
Rhode Island Student Loan Authority, Revenue Bonds
Series A
5.000%, due 12/1/29	250,000	261,419
		656,179
Tennessee — 1.1%
County of Campbell TN, General Obligation Bonds
Insured: AG
2.000%, due 6/1/31	400,000	362,601
New Memphis Arena Public Building Authority, Revenue Bonds
4.000%, due 4/1/27	475,000	477,659
		840,260
Texas — 13.3%
Andrews County Hospital District, General Obligation Bonds
5.000%, due 3/15/29	355,000	358,633
Arlington Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
5.000%, due 8/15/31	835,000	894,924
Birdville Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 2/15/33	220,000	207,878
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: BAM
6.500%, due 3/1/28	790,000	831,567
Harris-Waller Counties Municipal Utility District No 4, General Obligation Bonds
Insured: AG
6.500%, due 11/1/31	445,000	495,739
	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Horizon Regional Municipal Utility District, General Obligation Bonds
Insured: BAM
3.000%, due 2/1/27	$390,000	$389,591
Las Varas Public Facility Corp., Revenue Bonds
Series A
3.350%, due 11/1/44(b)(c)	600,000	589,342
Leander Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
3.040%, due 8/15/28(a)	450,000	423,078
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	460,000	448,097
Mckinney Municipal Utility District No 2, General Obligation Bonds
Insured: BAM
6.500%, due 9/1/31	750,000	812,200
Midland County Fresh Water Supply District No 1, Revenue Bonds
Series A
4.260%, due 9/15/32(a)	500,000	386,321
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.000%, due 1/1/30	895,000	930,057
State of Texas, General Obligation Bonds
5.000%, due 8/1/29	750,000	789,346
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B Insured: GNMA COLL
3.650%, due 1/1/28	500,000	502,571
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds
5.000%, due 1/1/27	700,000	704,012
Trinity River Public Facility Corp., Revenue Bonds
Series A
4.000%, due 12/1/29	485,000	486,171
University of Houston, Revenue Bonds
Series A
5.000%, due 2/15/28	25,000	25,042
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
6.250%, due 12/1/26	620,000	626,205
Ysleta Independent School District, Revenue Notes
Series B
5.000%, due 3/1/27	500,000	502,954
		10,403,728
Utah — 0.7%
Utah Housing Corp., Revenue Bonds
3.000%, due 9/1/45(b)(c)	590,000	583,082

Schedule of Investments ─ NYLIM MacKay Muni Short Duration ETF (formerly, NYLI MacKay Muni Short Duration ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Virginia — 0.6%
Virginia Housing Development Authority, Revenue Bonds
Series 1
3.550%, due 1/1/27	$500,000	$500,629

Washington — 0.7%
City of Spokane WA, General Obligation Bonds
3.000%, due 12/1/27	550,000	548,797

West Virginia — 0.4%
West Virginia Economic Development Authority, Revenue Bonds
Series RE
3.300%, due 1/1/41(b)(c)	350,000	349,577

Wisconsin — 0.7%
City of Milwaukee WI, General Obligation Bonds
Series N1 Insured: AG
5.000%, due 12/1/28	500,000	522,112

Total Municipal Bonds
(Cost $74,179,482)		73,983,000

	Shares	Value
Short-Term Investment — 8.0%

Money Market Fund — 8.0%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(d)
(Cost $6,263,847)	6,263,847	6,263,847

Total Investments — 105.4% (Cost $82,414,583)		82,185,557
Other Assets and Liabilities, Net — (5.4)%		(4,200,791)
Net Assets — 100.0%		$77,984,766

1

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2026.
(d)	Reflects the 1-day yield at July 31, 2026.
Abbreviations
AG	- Assured Guaranty Ltd.
BAM	- Build America Mutual Assurance Co.
GTD	- Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
SD CRED PROG	- School District Credit Enhancement Program
ST AID WITHHLDG	- State Aid Withholding

Schedule of Investments ─ NYLIM MacKay Muni Short Duration ETF (formerly, NYLI MacKay Muni Short Duration ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Corporate Bonds	$—	$1,938,710	$—	$1,938,710
Municipal Bonds	—	73,983,000	—	73,983,000
Short-Term Investment:
Money Market Fund	6,263,847	—	—	6,263,847
Total Investments in Securities	$6,263,847	$75,921,710	$—	$82,185,557

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.